Investments - Schedule of Continuous Loss Position (Details) $ in Millions	Jun. 30, 2026 USD ($) security	Dec. 31, 2025 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 818.5	$ 136.2
Gross unrealized losses	(4.7)	(0.5)
Gross unrealized losses	$ (0.2)	$ (0.1)
Number of securities | security	499	215
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 378.5	$ 50.1
Gross unrealized losses	(1.3)	(0.1)
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	84	49
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 5.7	$ 5.3
Gross unrealized losses	(0.1)	0.0
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	4	3
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 344.0	$ 53.3
Gross unrealized losses	(2.8)	(0.3)
Gross unrealized losses	$ (0.1)	$ 0.0
Number of securities | security	344	132
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 14.2	$ 2.2
Gross unrealized losses	(0.1)	0.0
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	5	1
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 2.3
Gross unrealized losses	0.0
Gross unrealized losses	$ 0.0
Number of securities | security	5
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 73.8	$ 25.3
Gross unrealized losses	(0.4)	(0.1)
Gross unrealized losses	$ (0.1)	$ 0.0
Number of securities | security	57	30